Share-based payments - General and Administrative Expenses and Game Operating Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based payments
Total recorded expenses	$ 2,032	$ 3,751	$ 3,761
Increase in Other reserves	2,032	3,751	3,079
Liabilities related to non share based			682
Game operating cost
Share-based payments
Total recorded expenses	57	121	234
Selling and marketing expenses
Share-based payments
Total recorded expenses	115	242	467
General and administrative expenses
Share-based payments
Total recorded expenses	1,860	3,388	3,060
Class B complex vesting
Share-based payments
Total recorded expenses	313	702	216
Complex conditional upon listing
Share-based payments
Total recorded expenses			930
ESOP options
Share-based payments
Total recorded expenses	$ 1,719	$ 3,049	$ 2,615